AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
AZL<sup>®</sup> MVP FIDELITY INSTITUTIONAL ASSET MANAGEMENT<sup>®</sup> MULTI-STRATEGY FUND
Investment Objective
The Fund seeks a high level of current income while maintaining prospects for capital appreciation.
Fees and Expenses<br/>Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Management Fee	0.10%
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.67%	[1]
Total Annual Fund Operating Expenses	0.81%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | USD ($)	83	259	450	1,002

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | USD ($)	83	259	450	1,002

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Investments, Risks, and Performance<br/>Principal Investment Strategies of the Fund
The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective primarily by investing in an underlying fund, the AZL Fidelity Institutional Asset Management® Multi-Strategy Fund. Under normal market conditions, the underlying fund seeks to achieve its objective by investing in a combination of two strategies. Approximately 60% of the underlying fund’s assets will be managed by the subadviser, FIAM LLC, and invested primarily in investment-grade debt securities (the “Fixed-Income Strategy”), and approximately 40% of the underlying fund’s assets will be allocated to and managed by the sub-subadviser, Geode Capital Management, LLC, and invested primarily in large cap common stocks (the “Equity Strategy”). The percentage allocations to each strategy will be monitored regularly by the Manager, but generally will not exceed plus or minus 3% of the 60%/40% allocation.

In additional, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.

Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying fund. Approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.

The goal of the MVP process is to achieve Fund volatility at or below 8% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility.  Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying fund.  As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%.  The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.

The Fixed-Income Strategy

Under normal market conditions, the strategy will invest at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Such investments include corporate bonds, U.S. Treasury obligations, U.S. government agency mortgage securities and real estate investment trusts. A portion of the investments may not be publically traded. The subadviser uses the Bloomberg Barclays U.S. Aggregate Bond Index as a guide in structuring the strategy and selecting its investments and manages the strategy to have similar overall interest rate risk to the index. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

The subadviser considers other factors when selecting strategy investments, including the credit quality of the issuer, security-specific features and the subadviser's assessment of whether the investment is undervalued. In managing the strategy's exposure to various risks, including interest rate risk, the subadviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, and internal views of potential future market conditions.

The strategy's assets may be allocated among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on the subadviser's view of the relative value of each sector or maturity.

The strategy's assets may be invested in securities of foreign issuers, denominated in U.S. dollars or in local currency, in addition to securities of domestic issuers.

The strategy may invest significantly in derivatives instruments, such as interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes, and in forward-settling securities. Such investments may give rise to a form of leverage, particularly when the strategy does not own the assets, instrument or components underlying the derivative instruments. Depending on the subadviser's outlook and market conditions, the strategy may invest in derivatives instruments in order to gain exposure to assets, instruments, or indexes, interest rates, or credit qualities.

The strategy also may invest up to 20% of its assets in lower-quality debt securities, sometimes called "junk bonds."

To earn additional income for the strategy, the subadviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

The Equity Strategy

The sub-subadviser normally invests at least 80% of the strategy's assets in common stocks included in the S&P 500® Index. The S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered to have a large market capitalization. The size of the companies in an index changes with market conditions and the composition of the index.

The sub-subadviser will also invest in securities of issuers that are not part of the S&P 500® Index. The sub-subadviser considers the strategy's security, industry, and market capitalization weightings relative to the index. In buying and selling securities for the strategy, the sub-subadviser seeks to outperform the S&P 500® Index by, in general, quantitatively evaluating factors such as historical valuation, momentum, profitability, and other factors. The portfolio managers incorporate these analyses using a proprietary program to construct the optimal portfolio holdings and further manage benchmark relative risks. The portfolio managers will generally attempt to overweight securities with positive characteristics identified in the evaluation process and underweight securities with negative characteristics.

The sub-subadviser may invest the strategy's assets in securities of foreign issuers in addition to securities of domestic issuers.

The sub-subadviser may also use various techniques, such as buying and selling futures contracts and swaps, to increase or decrease the strategy's exposure to changing security prices or other factors that affect security values.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. If changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Allocation Risk – The risk associated with the Manager's decisions regarding how the Fund's assets should be allocated between the underlying fund and futures, which could cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the underlying fund and futures allocations under normal market conditions, the Fund might underperform comparable funds of funds for which the fund's manager has such discretion to adjust allocations.
  Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process.  The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).
  Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. The MVP risk management process uses quantitative analysis.
  Fund of Funds Risk – The Fund, as a shareholder of the underlying fund, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying fund. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund's actual allocations to the underlying fund and any futures and cash held in the Fund's portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying fund.
In addition, the Fund bears the investment risks of the investments of the underlying fund. The principal risks of the underlying fund are:
  Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk – Because the underlying fund is actively managed, there can be no guarantee that investment decisions made for the fund will produce the desired results.
  Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates.
  Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings.
  Private Placed Securities Risk – The underlying fund may invest in privately placed securities, which are subject to resale restrictions.
  Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. The underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
  Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated.
  Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Leveraging Risk – The underlying fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the underlying fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the underlying fund's portfolio securities.
  Portfolio Turnover – The underlying fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.
  Asset-Backed Securities Risk – Asset-backed securities represent interests in "pools" of assets, including consumer loans or receivables held in trust. Asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default of the underlying asset, particularly during periods of economic downturn.
  Security Quality Risk (also known as "High Yield Risk" or "Junk Bond Risk") – The underlying fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities. Security quality risk is sometimes known as "high-yield risk" or "junk bond risk."
  Income Risk – Falling interest rates may cause the underlying fund's income to decline.
  Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the underlying fund's returns.
  Mortgage-Related and Other Asset-Backed Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that back the security.
  U.S. Government Obligations Risk – Certain securities in which the underlying fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
  Real Estate Investments Risk – The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
  Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
  Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.
  Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five year and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg Barclays U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Income & Growth Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (40%) and the Bloomberg Barclays U.S. Aggregate Bond Index (60%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table<br/><br/>Calendar Year Total Return<br/>Annual Return %

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2013)	5.81%
Lowest (Q3, 2015)	-7.81%

Average Annual Total Returns
Average Annual Total Returns - AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund		One Year Ended December 31, 2018	Five Years Ended December 31, 2018
				Since Inception	Inception Date
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund		(2.14%)	0.99%	4.27%	Apr. 30, 2012
S&P 500 Index	[1]	(4.38%)	8.49%	11.47%	Apr. 30, 2012
Bloomberg Barclays U.S. Aggregate Bond Index	[1]	0.01%	2.52%	1.99%	Apr. 30, 2012
Income & Growth Composite Index	[1]	(1.39%)	5.02%	5.85%	Apr. 30, 2012
[1]	Reflects no deduction for fees, expenses, or taxes.